Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Basic and Diluted Earnings per share
The following table sets forth the calculation of EPS for the years ended December 31, 2014, 2013, and 2012:

	Year Ended December 31,
	2014	2013	2012
	(In thousands, except per share amounts)
Weighted average basic common shares outstanding	23,380	23,096	21,620
Dilutive effect of contingently convertible notes and warrants	1,499	2,213	1,058
Dilutive effect of stock options, net of assumed repurchase of treasury stock	—	—	4
Dilutive effect of employee stock purchases, net of assumed repurchase of treasury stock	6	5	6
Weighted average dilutive common shares outstanding	24,885	25,314	22,688
Basic:
Net income	$93,004	$113,992	$100,209
Less: Earnings allocated to participating securities	3,643	4,963	5,269
Earnings available to basic common shares	$89,361	$109,029	$94,940
Basic earnings per common share	$3.82	$4.72	$4.39
Diluted:
Net income	$93,004	$113,992	$100,209
Less: Earnings allocated to participating securities	3,468	4,599	5,062
Earnings available to diluted common shares	$89,536	$109,393	$95,147
Diluted earnings per common share	$3.60	$4.32	$4.19